Geographic Areas (Tables)	12 Months Ended
Dec. 31, 2016
Geographic Areas Disclosure
Geographic Areas

							Property, Plant and
	Net Sales			Operating Income			Equipment - net
(Millions)	2016	2015	2014	2016	2015	2014	2016	2015
United States	$12,188	$12,049	$11,714	$2,948	$2,647	$2,540	$4,914	$4,838
Asia Pacific	8,847	9,041	9,418	2,560	2,580	2,487	1,573	1,647
Europe, Middle East and Africa	6,163	6,228	7,198	1,046	1,017	1,234	1,512	1,531
Latin America and Canada	2,901	2,982	3,504	705	706	867	517	499
Other Unallocated	10	(26)	(13)	(36)	(4)	7	—	—
Total Company	$30,109	$30,274	$31,821	$7,223	$6,946	$7,135	$8,516	$8,515